AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2021
AUDITORS' REMUNERATION
AUDITORS' REMUNERATION	9.AUDITOR’S REMUNERATION

	2021	2020
	£’000	£’000
In relation to statutory audit services	170	100
Other audit assurance services	52	35
Total auditor’s remuneration	222	135